Tax Assets and Liabilities - Summary of Unrecognized Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Components Of Deferred Tax Assets [Abstract]
Deductible temporary differences	$ 461	$ 40,735
Tax losses carry forwards	30,493	155,288
Total	$ 30,954	$ 196,023